FINANCE INCOME	12 Months Ended
Jun. 30, 2021
Finance Income [Abstract]
FINANCE INCOME
6

FINANCE INCOME
ACCOUNTING POLICY
Finance income includes interest received, growth in cash and cash equivalents in environmental rehabilitation trust funds, growth in the reimbursive

right for environmental rehabilitation

guarantees, dividends received and

the unwinding of

the Payments made
under protest
Amounts in R million Note 2021 2020 2019
Interest on financial assets measured at amortised cost 13 108.7 63.1 16.9
Growth in cash and cash equivalents in environmental rehabilitation trust funds 12 22.5 33.3 30.5
Growth in reimbursive right for environmental rehabilitation guarantees 12 3.7 5.2 7.9
Dividends received 25 76.1 4.3 -
Unwinding of Payments made under protest
24 4.8 3.9 3.0
Other finance income
0.4 - -
216.2 109.8 58.3